Share-Based Payments (Tables)	12 Months Ended
Dec. 31, 2025
Share-Based Payments [Abstract]
Schedule of Old Share Options Held by Key Management Personnel

A summary of the movements in the number of share options under the 2022 Equity Plan, which was subsequently replaced by the MoneyHero Share Options, held by employees and key management personnel of the Group which were granted in respect of their services rendered to the Group is as follows:

	2025		2024
	Weighted		Weighted
	average		average
	exercise price	Number of	exercise price	Number of
	US$ per share	options	US$ per share	options
At January 1,	0.0001	690,055	0.0001	2,879,571
Granted during the year	-	-	0.0001	51,419
Forfeited during the year	-	-	0.0001	(647,602)
Exercised during the year	0.0001	(339,572)	0.0001	(1,593,333)
At December 31,	0.0001	350,483	0.0001	690,055

Schedule of Range of Exercise Prices and the Remaining Contractual Life

The exercise prices and the remaining contractual life of the MoneyHero Share Options held by employees and key management personnel of the Group outstanding as at the end of the reporting period are as follows:

	Remaining contractual life (years)	Exercise price US$ per share	Number of Share Option exercisable at the end of reporting period

2025	7 – 7.15	0.0001	350,483
2024	8 – 8.15	0.0001	690,055

Schedule of lists the Inputs

The fair values of MoneyHero Share Options granted during the year ended December 31, 2024 were estimated as at the date of grant using a binomial model, taking into account the terms and conditions upon which the options were granted. The following table lists the inputs to the model used:

Dividend yield (%)	-
Risk-free interest rate (%)	3.94
Exit rate (%)	25
Exercise multiples (%)	220
Volatility (%)	63
Expected life of options (years)	9
Fair value of underlying Ordinary Share (US$ per share)	1.03

The fair values of 2022 Share Options granted during the year ended December 31, 2023 before the Capital Reorganization were estimated as at the date of grant using a binomial model, taking into account the terms and conditions upon which the options were granted. The following table lists the inputs to the model used:

Dividend yield (%)	-
Risk-free interest rate (%)	3.49 - 3.87
Exit rate (%)	25
Exercise multiples (%)	220 - 280
Volatility (%)	60 - 62
Expected life of options (years)	10
Fair value of underlying Ordinary Share (US$ per share)	0.43 - 1.82